Segment information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenues	€ 49,676	€ 26,933	€ 87,583	€ 60,925
Other income	7,358	6,235	14,289	12,106
Total revenues and other income	57,034	33,168	101,872	73,031
Operating loss	(33,750)	(21,676)	(65,786)	(32,903)
Financial (expenses)/income			6,867	(16,254)
Loss before tax	(21,698)	(35,550)	(58,919)	(49,157)
Income taxes	(75)	(92)	(137)	(92)
Net loss	€ (21,773)	€ (35,642)	(59,056)	(49,249)
Operating segments [member]
Disclosure of operating segments [line items]
Operating loss			(55,246)	(25,935)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues			(4,126)	(2,475)
Total revenues and other income			(4,126)	(2,475)
Unallocated amounts [member]
Disclosure of operating segments [line items]
Operating loss			(10,540)	(6,968)
Research and Development Segment [Member]
Disclosure of operating segments [line items]
Revenues			81,942	57,048
Other income			14,287	12,094
Total revenues and other income			96,229	69,142
Research and Development Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating loss			(57,446)	(25,424)
Fee For Services Segment [Member]
Disclosure of operating segments [line items]
Revenues			5,641	3,877
Other income			2	12
Total revenues and other income			9,770	6,364
Fee For Services Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating loss			2,200	(510)
Fee For Services Segment [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues			€ (4,126)	€ (2,475)